REVENUE (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Smelting and refining charges		$ (3,724)	$ (2,186)
Changes in fair value from provisional pricing		448	(273)
Total revenue	$ 132,974	198,653	59,434
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		153,397
Smelting and refining charges		(200)
Total revenue		153,397
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		44,808	59,707
Smelting and refining charges		(3,524)	(2,186)
Changes in fair value from provisional pricing		448	(273)
Total revenue		45,256	59,434
Gold [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		170,228	28,344
Gold [Member] | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		153,504
Gold [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		16,724	28,344
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		23,121	24,962
Silver [Member] | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		93
Silver [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		23,028	24,962
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,617	3,982
Lead [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		3,617	3,982
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		4,861	4,605
Zinc [Member] | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		4,861	$ 4,605
Ore processing revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		102
Ore processing revenue | MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers		$ 102